Pensions and other post-employment benefits - Pension amounts recorded in income statement and statement of comprehensive income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pensions and other post-employment benefits
Current service cost	£ 22	£ 23	£ 26
Past service cost/(credit)	1	1	(4)
Gain from settlement			(3)
Net interest cost	3	3	3
Total	26	27	22
Remeasurements recorded in the statement of comprehensive income	5	123	27
Pension plan
Pensions and other post-employment benefits
Current service cost	16	16	18
Past service cost/(credit)	1	1	(4)
Gain from settlement			(3)
Net interest cost	1	1	1
Total	18	18	12
Remeasurements recorded in the statement of comprehensive income	6	91	8
Post retirement obligations
Pensions and other post-employment benefits
Current service cost	6	7	8
Net interest cost	2	2	2
Total	8	9	10
Remeasurements recorded in the statement of comprehensive income	£ (1)	£ 32	£ 19